-------------------------
                                                       OMB APPROVAL
                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


           Investment Company Act file number       811-08669
                                                --------------------------------

                        Atalanta/Sosnoff Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             101 Park Avenue           New York, New York        10178
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Kevin S. Kelly


 Atalanta/Sosnoff Capital Corp.    101 Park Avenue     New York, New York 10178
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (212) 867-5000
                                                    ----------------------------


Date of fiscal year end:      May 31, 2004
                           --------------------

Date of reporting period:     November 30, 2003
                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                                [GRAPHIC OMITTED]



                        ATALANTA/SOSNOFF INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2003
                                   (UNAUDITED)


                              ATALANTA/SOSNOFF FUND
                           ATALANTA/SOSNOFF VALUE FUND

LETTER TO SHAREHOLDERS                                           JANUARY 5, 2004
================================================================================
Dear Shareholder:

For the six months ended November 30, 2003, the Atalanta/Sosnoff Fund returned 8.0%, compared with the S&P 500 Index return of 10.8%. For the 12 months ended December 31, 2003, the Atalanta/Sosnoff Fund returned 26.7%, compared with 28.7% for the S&P 500 Index. As of November 30, 2003, the average annual total return since inception (June 17, 1998) for the Atalanta/Sosnoff Fund was 5.7%, compared with 0.9% for the S&P 500 Index.

For the six months ended November 30, 2003, the Atalanta/Sosnoff Value Fund returned 7.7%, compared with the S&P 500 Index return of 10.8%. For the 12 months ended December 31, 2003, the Atalanta/Sosnoff Value Fund returned 25.6%, compared with 28.7% for the S&P 500 Index. As of November 30, 2003, the average annual total return since inception (July 1, 1999) for the Atalanta/Sosnoff Value Fund was 4.6%, compared with -4.3% for the S&P 500 Index.

After three years of contraction, March 2000 through March 2003, the economy worked off its capital goods bubble and responded mightily to fiscal stimulus and historic low interest rates. The expansion now has its own internal dynamics of rising employment, capital goods spending and the continuation of strong consumer buying. We expect above average GDP growth for at least four to eight quarters. The stimulus of deficit spending and benign Federal Reserve Board policy emphasis will reinforce economic momentum. Meanwhile, corporate profitability will benefit from rising productivity, a weak dollar and higher capacity utilization. These forces, now in place, could run through 2005.

The market caught up with us during the fourth quarter, but the year was wonderful in terms of absolute performance. We have cut back HMO's and home builders that served us well for a long time. Our investment posture is based on a strong economic setting for the foreseeable future. The tilt towards stocks sensitive to economic growth continues. New adds embrace financial services, commodities and media where we are over-weighted along with the technology sector. Although we believe monetary policy will remain accommodative, yields on Treasuries should begin to move up throughout 2004.

The stock market has parsed many of these benevolent forces and will need the reinforcement of strong and predictable corporate earnings growth, particularly for the multinationals, which are the backbone of the Standard and Poor's 500 Index. Technology and financials now comprise approximately 40 percent of this index so volatility of financial markets is a sure thing going forward. The index is presently selling at approximately 18 times forward 12-month earning power. This is a pricey but not extreme valuation. If economic momentum remains near 4 percent quarterly, the market could begin to discount 2005 within six months.

Our visceral call is that growth will remain surprisingly strong for longer than most economists are projecting. The Federal Reserve Board (FRB) will begin to tighten money market rates by midyear but it should be a gradual and elongated process that soothes rather than roils financial markets. The biggest imponderable is not inflation. It will remain benign because of the large labor pool and low capacity utilization of our productive capacity. It is the course of the dollar. The fall of more than 20 percent on a trade-weighted comparison the past two years, could easily embrace another 10 percent. This trend will be construed bullishly by our FRB and Treasury, making the country more competitive and helping our balance of trade deficit from deepening further.

The biggest risk for financial markets would be a precipitous fall in the dollar. It would touch off a protective rise in interest rates to keep foreign funds, particularly Japan and China's, in place here. Any market sell off would be a buying opportunity as new equity money would come into our markets from abroad and touch off many more foreign acquisitions of U.S. properties. There is always plenty to worry about. Our balance of trade and balance of payments deficits are problems that can only be solved over a decade. Just so long as our economy is expanding faster than the rest of the world, foreign money should rest here in place. The Federal budget deficit probably will peak this year at close to 5 percent of GDP. Incremental tax receipts from corporate profits and capital gains will increase materially thereafter. By comparison, the deficit was higher in relation to GDP in the early Reagan years. It got us out of the nasty FRB created recession of 1981-1982 when Paul Volcker squeezed the inflationary expectations out of the country's psyche.

Alan Greenspan doesn't have Volcker's problems. For a while then it looked as if the country's wage escalations would remain in the 7 to 8 percent range. Finally, the cost of carrying debt for the country and individuals today is lower than in previous cycles. We need this trend to continue if housing and consumer spending are to hold up. Capital spending, normally 10 percent of GDP, is reaccelerating and will be a motive growth force for a few years as corporate profits and cash flow increase. In summary, the internal dynamics of the country should elongate the business cycle for a couple of years barring severe geopolitical turmoil and serious terrorist acts proliferating in the western world.

Equities should continue to outperform bonds in the new year based on corporate profits rising above consensus estimates. We are at $60 a share for the S&P 500 earnings in 2004. The new year faces its share of downside threats. The most basic for us are the price of oil, which is denominated in dollars, and the timing, scale and breadth of the dollar's current demise. If it's too rapid it will touch off FRB tightness earlier than expected. We discount this course just so long as our economy remains buoyant. In the interim, our major multinationals will benefit substantively from the weak dollar. It's an area where we are doing more research, particularly in energy and commodities.

Keep in mind that Dow 10,000 is just a number. We were there years ago off and on. The deep basics are the sustainability of the business cycle and equity valuation. The market has discounted 2004 fairly adequately but could weigh in on 2005 before long.

With all good wishes,

Martin T. Sosnoff

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2003)


[GRAPHIC OMITTED]

                                         ATALANTA/
                                          SOSNOFF
                                           FUND           S&P 500 INDEX
--------------------------------------------------------------------------------
Information Technology                      26.3               18.1
Financials                                  24.2               20.7
Consumer Discretionary                      21.7               11.4
Health Care                                 21.1               13.3
Industrials                                  4.6               10.7
Telecom Services                             2.7                3.3
Consumer Staples                             0.7               11.4
Energy                                         0                5.4
Utilities                                      0                2.8
Materials                                      0                2.9
Cash & Equivalents                          -1.3                0.0


TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2003)

                                                                         % OF
    STOCK                                 SECTOR                       PORTFOLIO
    ----------------------------------------------------------------------------
    Microsoft Corp.                       Information Technology          4.47%
    Citigroup, Inc.                       Financials                      4.28%
    Cisco Systems, Inc.                   Information Technology          4.27%
    Taiwan Semiconductor
      Manufacturing Co. LTD - ADR         Information Technology          3.50%
    Lehman Brothers Holdings, Inc.        Financials                      3.46%
    Aetna, Inc.                           Healthcare                      3.25%
    Hewlett-Packard Co.                   Information Technology          3.23%
    Berkshire Hathaway, Inc. - Class B    Financials                      3.12%
    UnitedHealth Group, Inc.              Healthcare                      3.06%
    Merrill Lynch & Co., Inc.             Financials                      2.98%
                                                                        -------
                                                                TOTAL:   35.62%
                                                                        =======

COMPARATIVE PERFORMANCE
                              TOTAL RETURNS     AVERAGE ANNUAL   TOTAL RETURNS
                             ---------------   -------------------------------
                             SINCE INCEPTION*    YEAR ENDED    SINCE INCEPTION*
                              TO NOVEMBER 30,   DECEMBER 31,    TO DECEMBER 31,
                                   2003             2003             2003
                             ---------------    ------------   ---------------
Atalanta/Sosnoff Fund             35.6%            26.7%             6.3%
Morningstar Large Cap
 Blend Category                    n/a             24.7%             n/a
Lipper Large-Cap Core Index        n/a             24.8%             n/a
S&P 500 Index                      5.2%            28.7%             1.9%

     *Inception June 17, 1998

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (AS OF NOVEMBER 30, 2003)


[GRAPHIC OMITTED]

                                         ATALANTA/
                                          SOSNOFF
                                        VALUE FUND        S&P 500 INDEX
--------------------------------------------------------------------------------
Financials                                  28.3               20.7
Consumer Discretionary                      23.1               11.4
Information Technology                      22.8               18.1
Health Care                                 11.1               13.3
Industrials                                  8.4               10.7
Telecom Services                             3.0                3.3
Consumer Staples                             1.4               11.4
Energy                                         0                5.4
Materials                                      0                2.9
Utilities                                      0                2.8
Cash & Equivalents                           1.9                0.0


TOP TEN HOLDINGS (AS OF NOVEMBER 30, 2003)

                                                                         % OF
    STOCK                                 SECTOR                       PORTFOLIO
    ----------------------------------------------------------------------------
    Citigroup, Inc.                       Financials                      4.95%
    Taiwan Semiconductor
        Manufacturing Co. LTD - ADR       Information Technology          4.27%
    Microsoft Corp.                       Information Technology          4.18%
    Berkshire Hathaway, Inc. - Class B    Financials                      4.18%
    Lehman Brothers Holdings, Inc.        Financials                      4.16%
    D.R. Horton, Inc.                     Industrials                     3.41%
    Computer Associates
     International, Inc.                  Information Technology          3.40%
    Aetna, Inc.                           Healthcare                      3.28%
    Cisco Systems, Inc.                   Information Technology          3.23%
    UnitedHealth Group, Inc.              Healthcare                      3.11%
                                                                         ------
                                                                TOTAL:   38.17%
                                                                         ======


COMPARATIVE PERFORMANCE
                              TOTAL RETURNS     AVERAGE ANNUAL  TOTAL RETURNS
                             ---------------   -------------------------------
                             SINCE INCEPTION*    YEAR ENDED    SINCE INCEPTION*
                              TO NOVEMBER 30,   DECEMBER 31,    TO DECEMBER 31,
                                   2003             2003             2003
                             ---------------    ------------   ---------------
Atalanta/Sosnoff Value Fund         22.0%            25.6%             5.5%
Lipper Large-Cap Value Index        n/a              28.0%             n/a
S&P 500 Index                     ( 17.8%)           28.7%           ( 3.2%)

  *Inception July 1, 1999

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                   ATALANTA/
                                                 ATALANTA/          SOSNOFF
                                                 SOSNOFF             VALUE
                                                   FUND               FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ........................  $ 33,355,425        $ 2,559,270
                                              ============        ===========

  At market value (Note 1) .................  $ 39,403,432        $ 2,947,961
Dividends receivable .......................         5,435              1,259
Receivable for securities sold .............       194,978             23,997
Receivable for capital shares sold .........           500               --
Receivable from Adviser (Note 3) ...........          --               11,248
Other assets ...............................        26,604              9,152
                                               -----------        -----------
      TOTAL ASSETS .........................    39,630,949          2,993,617
                                               -----------        -----------

LIABILITIES
Bank overdraft .............................       189,336               --
Payable for securities purchased ...........     1,150,412             79,182
Payable for capital shares redeemed ........        62,774               --
Payable to Adviser (Note 3) ................        39,352               --
Payable to other affiliates (Note 3) .......         8,310              5,000
Other accrued expenses .....................          --                2,800
                                               -----------        -----------
      TOTAL LIABILITIES ....................     1,450,184             86,982
                                               -----------        -----------

NET ASSETS .................................  $ 38,180,765        $ 2,906,635
                                               ===========        ===========


Net assets consist of:
Paid-in capital ............................  $ 37,956,336        $ 2,758,411
Accumulated net investment loss ............      (146,960)           (10,983)
Accumulated net realized losses
  from security transactions ...............    (5,676,618)          (229,484)
Net unrealized appreciation on investments .     6,048,007            388,691
                                               -----------        -----------
Net assets .................................  $ 38,180,765        $ 2,906,635
                                               ===========        ===========

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) ...........................     3,405,516            267,244
                                               ===========        ===========

Net asset value, offering price and
  redemption price per share (Note 1) ......   $     11.21        $     10.88
                                               ===========        ===========


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)
================================================================================
                                                                   ATALANTA/
                                                 ATALANTA/          SOSNOFF
                                                 SOSNOFF             VALUE
                                                   FUND               FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ................................   $   107,589        $    10,402
                                               -----------        -----------

EXPENSES
  Investment advisory fees (Note 3) ........       136,177             10,949
  Administration fees (Note 3) .............        26,326             12,000
  Professional fees ........................        22,407             13,928
  Accounting services fees (Note 3) ........        12,505             12,000
  Service plan expense (Note 3) ............        17,589                548
  Transfer agent fees (Note 3) .............         9,000              6,000
  Trustees' fees and expenses ..............         6,490              6,127
  Insurance expense ........................         8,635              1,063
  Registration fees ........................         4,815              3,273
  Custodian fees ...........................         5,963              1,800
  Printing of shareholder reports ..........         3,276                906
  Other expenses ...........................         1,366              5,018
                                               -----------        -----------
    TOTAL EXPENSES .........................       254,549             73,612
Fees waived and/or expenses reimbursed
    by the Adviser (Note 3) ................          --              (52,227)
                                               -----------        -----------
    NET EXPENSES ...........................       254,549             21,385
                                               -----------        -----------

NET INVESTMENT LOSS ........................      (146,960)           (10,983)
                                               -----------        -----------

REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains from
    security transactions ..................       920,677            174,470
  Net realized gains on option
    contracts written (Note 4) .............        34,581               --
  Net change in unrealized appreciation/
    depreciation on investments ............     1,783,050             41,124
                                               -----------        -----------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .....................     2,738,308            215,594
                                               -----------        -----------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..........................   $ 2,591,348        $   204,611
                                               ===========        ===========


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                          ATALANTA/
                                                           SOSNOFF
                                                             FUND
--------------------------------------------------------------------------------
                                               SIX MONTHS
                                                   ENDED              YEAR
                                                NOVEMBER 30,          ENDED
                                                   2003              MAY 31,
                                                (UNAUDITED)           2003
--------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ......................   $ ( 146,960)       $ ( 122,874)
  Net realized gains (losses) on:
    Security transactions ..................       920,677         (2,582,885)
    Option contracts written (Note 4) ......        34,581            (24,282)
  Net change in unrealized appreciation/
    depreciation on investments ............     1,783,050          1,903,064
                                               -----------        -----------
Net increase (decrease) in net assets
 from operations............................     2,591,348          ( 826,977)
                                               -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ................     8,821,705         10,419,763
  Payments for shares redeemed .............    (1,772,820)        (8,041,532)
                                               -----------        -----------
Net increase in net assets from
  capital share transactions ...............     7,048,885          2,378,231
                                               -----------        -----------

TOTAL INCREASE IN NET ASSETS ...............     9,640,233          1,551,254

NET ASSETS:
  Beginning of period ......................    28,540,532         26,989,278
                                               -----------        -----------
  End of period ............................   $38,180,765        $28,540,532
                                               ===========        ===========

CAPITAL SHARE ACTIVITY:
  Shares sold ..............................       820,720          1,101,989
  Shares redeemed ..........................      (163,695)          (850,044)
                                               -----------        -----------
  Net increase in shares outstanding .......       657,025            251,945
  Shares outstanding, beginning of period ..     2,748,491          2,496,546
                                               -----------        -----------
  Shares outstanding, end of period ........     3,405,516          2,748,491
                                               ===========        ===========


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                          ATALANTA/
                                                           SOSNOFF
                                                         VALUE FUND
--------------------------------------------------------------------------------
                                               SIX MONTHS
                                                   ENDED              YEAR
                                                NOVEMBER 30,          ENDED
                                                   2003              MAY 31,
                                                (UNAUDITED)           2003
--------------------------------------------------------------------------------

FROM OPERATIONS:
  Net investment loss ......................   $ ( 10,983)         $ ( 7,961)
  Net realized gains (losses) on:
    Security transactions ..................       174,470           (185,509)
    Option contracts written (Note 4) ......          --                4,499
  Net change in unrealized appreciation/
    depreciation on investments ............        41,124             93,636
                                               -----------        -----------
Net increase (decrease) in net assets
 from operations ...........................       204,611            (95,335)
                                               -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ................       184,259            251,501
  Payments for shares redeemed .............       (63,915)           (44,451)
                                               -----------        -----------
Net increase in net assets from capital
 share transactions ........................       120,344            207,050
                                               -----------        -----------

TOTAL INCREASE IN NET ASSETS ...............       324,955            111,715

NET ASSETS:
  Beginning of period ......................     2,581,680          2,469,965
                                               -----------        -----------
  End of period ............................   $ 2,906,635        $ 2,581,680
                                               ===========        ===========

CAPITAL SHARE ACTIVITY:
  Shares sold ..............................        17,545             26,596
  Shares redeemed ..........................        (5,960)            (4,805)
                                               -----------        -----------
  Net increase in shares outstanding .......        11,585             21,791
  Shares outstanding, beginning of period ..       255,659            233,868
                                               -----------        -----------
  Shares outstanding, end of period ........       267,244            255,659
                                               ===========        ===========


See accompanying notes to financial statements.


ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                             SIX MONTHS
                                                ENDED        YEAR      YEAR     YEAR      YEAR     PERIOD
                                             NOVEMBER, 30    ENDED     ENDED    ENDED     ENDED     ENDED
                                                 2003        MAY 31,   MAY 31,  MAY 31,   MAY 31,   MAY 31,
                                             (UNAUDITED)      2003      2002     2001      2000     1999(a)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
 EACH PERIOD:

Net asset value at beginning of period ..    $  10.38      $ 10.81   $ 12.39   $ 14.93   $ 12.34   $ 10.00
                                              -------      -------   -------   -------   -------   -------

Income (loss) from investment operations:
  Net investment loss ...................       (0.04)       (0.04)    (0.05)    (0.04)    (0.12)    (0.05)
  Net realized and unrealized gains
    (losses) on investments .............        0.87        (0.39)    (1.53)     0.17      2.71      2.39
                                              -------      -------   -------   -------   -------   -------
Total from investment operations ........        0.83        (0.43)    (1.58)     0.13      2.59      2.34
                                              -------      -------   -------   -------   -------   -------

Less distributions:
  From net realized gains ...............          --           --       --      (2.67)       --        --
                                              -------      -------   -------   -------   -------   -------

Net asset value at end of period ........    $  11.21      $ 10.38   $ 10.81   $ 12.39   $ 14.93   $ 12.34
                                              =======      =======   =======   =======   =======   =======


Total return ............................      8.00%(b)     (3.98%)  (12.75%)     0.37%    20.99%   23.40%(b)
                                              =======      =======   =======   =======   =======   =======

RATIOS AND
  SUPPLEMENTAL DATA:
Net assets at end of period (000's)......    $ 38,181     $ 28,541  $ 26,989   $20,066  $ 18,485   $13,480
                                              =======      =======   =======   =======   =======   =======


Ratio of net expenses to
  average net assets(c)..................      1.45%(d)       1.50%    1.50%      1.50%     1.50%    1.50%(d)

Ratio of net investment loss to average
  net assets                                 (0.84%)(d)      (0.53%)  (0.54%)    (0.36%)   (0.88%) (0.60%)(d)

Portfolio turnover rate                          97%(d)        120%      98%       141%      143%     124%(d)

(a) Represents the period from the initial public offering of shares, June 17, 1998, through May 31, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.72%, 1.83%, 1.73%, 1.95% and 2.54%(d) for the periods ended May 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3). There were no fee waivers during the period ended November 30, 2003.

(d)  Annualized.

See accompanying notes to financial statements.


Atalanta/Sosnoff Value Fund
Financial Highlights
======================================================================================================
                                             SIX MONTHS
                                                ENDED        YEAR        YEAR       YEAR       YEAR
                                             NOVEMBER, 30   ENDED       ENDED      ENDED       ENDED
                                                 2003       MAY 31,     MAY 31,    MAY 31,     MAY 31,
                                             (UNAUDITED)     2003        2002       2001       2000(a)
------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
 EACH PERIOD:

Net asset value at beginning of period ...     $ 10.10     $ 10.56     $ 11.29     $ 10.68    $ 10.00
                                               -------     -------     -------     -------    -------

Income (loss) from investment operations:
  Net investment income (loss) .............     (0.04)      (0.03)      (0.04)       0.04      (0.03)
  Net realized and unrealized gains (losses)
    on investments .........................      0.82       (0.43)      (0.38)       1.62       0.71
                                               -------     -------     -------     -------    -------
Total from investment operations ...........      0.78       (0.46)      (0.42)       1.66       0.68
                                               -------     -------     -------     -------    -------

Less distributions:
  From net investment income ...............       --          --          --        (0.04)       --
  From net realized gains ..................       --          --        (0.31)      (1.01)       --
                                               -------     -------     -------     -------    -------
Total distributions ........................       --          --        (0.31)      (1.05)       --
                                               -------     -------     -------     -------    -------

Net asset value at end of period ...........   $ 10.88     $ 10.10     $ 10.56     $ 11.29    $ 10.68
                                               =======     =======     =======     =======    =======


Total return ...............................    7.72%(b)     (4.36%)     (3.74%)     15.14%     6.80%(b)
                                               =======     =======     =======     =======    =======


RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000's) ........   $ 2,907     $ 2,582     $ 2,470     $ 3,036    $ 2,137
                                               =======     =======     =======     =======    =======

Ratio of net expenses to average
 net assets(c) .............................    1.54%(d)      1.50%       1.50%       1.50%     1.50%(d)

Ratio of net investment income (loss) to
  average net assets .......................   (0.79%)(d)    (0.37%)     (0.38%)      0.34%   (0.38%)(d)

Portfolio turnover rate ....................     146%(d)       143%        200%        983%      416%(d)

(a) Represents the period from the initial public offering of shares, July 1, 1999, through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 5.29%(d), 5.11%, 4.14%, 4.26% and 4.87%(d) for the periods ended November 30, 2003, May 31, 2003, 2002, 2001 and 2000, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)
================================================================================
COMMON STOCKS -- 101.3%                              SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 21.7%
Cablevision Systems New York Group* ............     29,500     $   611,240
Clear Channel Communications, Inc. .............     14,100         589,521
Comcast Corp.* .................................     38,000       1,145,700
Fox Entertainment Group, Inc. * ................     24,300         693,765
KB HOME ........................................     11,100         764,568
Lowes Co., Inc. ................................     18,500       1,078,550
Pulte Homes, Inc. ..............................      6,400         611,456
Staples, Inc.* .................................     30,900         838,935
Time Warner, Inc.* .............................     47,900         779,812
Viacom, Inc. - Class B .........................     29,527       1,161,002
                                                                 ----------
                                                                  8,274,549
                                                                 ----------
CONSUMER STAPLES-- 0.7%
Wal-Mart Stores, Inc. ..........................      5,000         278,200
                                                                 ----------

FINANCIALS -- 24.2%
Ace LTD ........................................     11,100         404,595
American Express Co. ...........................     15,900         726,789
Berkshire Hathaway, Inc. - Class B * ...........        439       1,229,639
Citigroup, Inc. ................................     35,880       1,687,795
Franklin Resources, Inc. .......................      8,300         396,989
Goldman Sachs Group, Inc. (The) ................      8,600         826,288
J.P. Morgan Chase & Co. ........................     20,700         731,952
Lehman Brothers Holdings, Inc. .................     18,900       1,364,769
Merrill Lynch & Co., Inc. ......................     20,700       1,174,725
RenaissanceRE Holdings LTD .....................     14,500         695,420
                                                                 ----------
                                                                  9,238,961
                                                                 ----------
HEALTHCARE -- 21.1%
Aetna, Inc. ....................................     19,900       1,281,162
Amgen, Inc.* ...................................     12,600         724,626
Boston Scientific Corp.* .......................     24,200         868,538
Caremark Rx, Inc.* .............................     36,200         966,540
Eli Lilly and Co. ..............................      9,100         623,896
Forest Laboratories, Inc.* .....................     16,500         901,560
Gilead Sciences, Inc.* .........................     13,200         774,576
INAMED Corp.* ..................................      8,700         681,732
UnitedHealth Group, Inc. .......................     22,400       1,207,360
                                                                 ----------
                                                                  8,029,990
                                                                 ----------
INDUSTRIALS -- 4.6%
D.R. Horton, Inc. ..............................     22,900       1,000,730
Ryland Group, Inc. (The) .......................      8,400         774,060
                                                                 ----------
                                                                  1,774,790
                                                                 ----------
INFORMATION TECHNOLOGY-- 26.3%
Cisco Systems, Inc.* ...........................     74,300       1,683,638
Computer Associates International, Inc. ........     49,100       1,144,030
Dell Computer Corp.* ...........................     29,200       1,007,400
EchoStar Communications Corp.* .................     30,800       1,061,984
Hewlett-Packard Co. ............................     58,700       1,273,203

ATALANTA/SOSNOFF FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 101.3% (Continued)                  SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 26.3% (Continued)
International Business Machines Corp. ..........      8,200    $    742,428
Microsoft Corp. ................................     68,600       1,763,020
Taiwan Semiconductor Manufacturing Co. LTD - ADR*   127,015       1,380,653
                                                                 ----------
                                                                 10,056,356
                                                                 ----------
TELECOMMUNICATIONS SERVICES-- 2.7%
Nextel Communications, Inc.* ...................     40,800       1,033,464
                                                                 ----------

TOTAL COMMON STOCKS (Cost $32,638,303) .........               $ 38,686,310
                                                                 ==========

================================================================================
CASH EQUIVALENTS  -- 1.9%                            SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
(Cost $717,122) ................................    717,122    $    717,122
                                                                 ----------

TOTAL INVESTMENT SECURITIES-- 103.2%
(Cost $33,355,425) .............................                $39,403,432

LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.2%) .                 (1,222,667)
                                                                 ----------

NET ASSETS-- 100.0% ............................                $38,180,765
                                                                 ==========



See accompanying notes to financial statements.

* Non-income producing security

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)
================================================================================
COMMON STOCKS -- 96.7%                               SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-- 23.1%
Cablevision Systems New York Group* ............      2,800     $    58,016
Clear Channel Communications, Inc. .............      1,300          54,353
Comcast Corp.* .................................      2,800          84,420
Fox Entertainment Group, Inc. * ................      1,800          51,390
KB HOME ........................................      1,200          82,656
Lowes Co., Inc. ................................      1,100          64,130
Pulte Homes, Inc. ..............................        700          66,878
Staples, Inc.* .................................      2,400          65,160
Time Warner, Inc.* .............................      3,600          58,608
Viacom, Inc. - Class B .........................      2,200          86,504
                                                                 ----------
                                                                    672,115
                                                                 ----------
CONSUMER STAPLES-- 1.4%
Loews Corp. - Carolina Group ...................      1,800          41,580
                                                                 ----------

FINANCIALS -- 26.9%
Ace LTD ........................................      1,200          43,740
American Express Co. ...........................      1,200          54,852
Berkshire Hathaway, Inc. - Class B * ...........         44         123,244
Citigroup, Inc. ................................      3,100         145,824
Franklin Resources, Inc. .......................        600          28,698
Goldman Sachs Group, Inc. (The) ................        800          76,864
J.P. Morgan Chase & Co. ........................      1,600          56,576
Lehman Brothers Holdings, Inc. .................      1,700         122,757
Merrill Lynch & Co., Inc. ......................      1,500          85,125
UnumProvident Corp. ............................      3,000          44,790
                                                                 ----------
                                                                    782,470
                                                                 ----------
HEALTHCARE -- 11.1%
Aetna, Inc. ....................................      1,500          96,570
Caremark Rx, Inc.* .............................      2,700          72,090
Eli Lilly and Co. ..............................        900          61,704
UnitedHealth Group, Inc. .......................      1,700          91,630
                                                                 ----------
                                                                    321,994
                                                                 ----------
INDUSTRIALS -- 8.4%
D.R. Horton, Inc. ..............................      2,300         100,510
Deere & Co. ....................................      1,000          61,230
Ryland Group, Inc. (The) .......................        900          82,935
                                                                 ----------
                                                                    244,675
                                                                 ----------
INFORMATION TECHNOLOGY-- 22.8%
Cisco Systems, Inc. * ..........................      4,200          95,172
Computer Associates International, Inc. ........      4,300         100,190
EchoStar Communications Corp.* .................      1,500          51,720
Hewlett-Packard Co. ............................      4,200          91,098
International Business Machines Corp. ..........        300          27,162
Microsoft Corp. ................................      4,800         123,360
Taiwan Semiconductor Manufacturing Co. LTD - ADR*    11,567         125,733
Xerox Corp. ....................................      3,900          47,502
                                                                 ----------
                                                                    661,937
                                                                 ----------

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 96.7% (Continued)                    SHARES         VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES-- 3.0%
Nextel Communications, Inc.* ...................      3,400    $     86,122
                                                                 ----------

TOTAL COMMON STOCKS (Cost $2,423,474) ..........               $  2,810,893
                                                                 ----------

================================================================================
REAL ESTATE INVESTMENT TRUSTS-- 1.4%                  SHARES          VALUE
--------------------------------------------------------------------------------
Equity Office Properties Trust (Cost $40,323) ..      1,500    $     41,595
                                                                 ----------

================================================================================
CASH EQUIVALENTS -- 3.3%                             SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class S
  (Cost $95,473) ...............................     95,473    $     95,473
                                                                 ----------

TOTAL INVESTMENT SECURITIES-- 101.4%
  (Cost $2,559,270).............................               $  2,947,961

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.4%)..                   ( 41,326)
                                                                 ----------

NET ASSETS-- 100.0%.............................               $  2,906,635
                                                                 ==========


See accompanying notes to financial statements.

* Non-income producing security

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2003 (UNAUDITED)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Value Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998, when Atalanta Sosnoff Capital, LLC (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The public offering of shares of the Atalanta/Sosnoff Value Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of the Fund at $10 per share. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed-income
securities  are  amortized   using  the  interest   method.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax

================================================================================

regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

There   were   no   distributions   for   the   Atalanta/Sosnoff   Fund  or  the
Atalanta/Sosnoff Value Fund during the periods ended November 30, 2003 and May 31, 2003.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Option transactions - The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at November 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                               ATALANTA/
                                             ATALANTA/          SOSNOFF
                                             SOSNOFF             VALUE
                                               FUND               FUND
--------------------------------------------------------------------------------
Accumulated net investment loss........  $  ( 146,960)        $ ( 10,983)
Capital loss carryforwards.............   ( 6,434,917)         ( 399,083)
Unrealized appreciation................     5,839,098            377,056
Other gains............................       967,208            181,234
                                         ------------         ----------
Total distributable earnings...........  $    224,429         $  148,224
                                         ============         ==========

--------------------------------------------------------------------------------

================================================================================
As of May 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                               ATALANTA/
                                            ATALANTA/           SOSNOFF
                                             SOSNOFF             VALUE
EXPIRES MAY 31,                               FUND               FUND
--------------------------------------------------------------------------------
  2009.................................  $   968,544          $    --
  2010.................................      987,464            151,888
  2011.................................    4,478,909            247,195
                                         -----------          ---------
                                         $ 6,434,917          $ 399,083
                                         ===========          =========
--------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2003:

--------------------------------------------------------------------------------
                                                               ATALANTA/
                                             ATALANTA/          SOSNOFF
                                             SOSNOFF             VALUE
                                               FUND               FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation..........  $ 6,436,076          $ 404,799
Gross unrealized depreciation..........    ( 596,978)          ( 27,743)
                                         -----------          ---------
Net unrealized appreciation............  $ 5,839,098          $ 377,056
                                         ===========          =========
Federal income tax cost................ $ 33,564,334        $ 2,570,905
                                         ===========          =========


The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

2.  INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended November 30, 2003:

--------------------------------------------------------------------------------
                                                               ATALANTA/
                                             ATALANTA/          SOSNOFF
                                             SOSNOFF             VALUE
                                               FUND               FUND
--------------------------------------------------------------------------------
Purchases of investment securities..... $ 24,224,545        $ 2,045,196
                                        ============        ===========

Proceeds from sales of investment
 securities............................ $ 16,249,431        $ 1,921,069
                                        ============        ===========
--------------------------------------------------------------------------------

================================================================================
3.  TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also officers of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund. This base management fee of 0.75% may be increased or decreased by 0.25% if a Fund outperforms or underperforms its relevant benchmark by at least 2.00% (referred to as the "performance fee adjustment"). For the six months ended November 30, 2003, the Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Value Fund paid an additional $4,949 and $513, respectively, in investment advisory fees pursuant to the performance fee adjustment.

The Adviser has committed to waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund (before any performance fee adjustment) to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, during the six months ended November 30, 2003, the Adviser waived its investment advisory fees of $10,949, which includes $513 of the performance fee adjustment, and reimbursed $41,278 of other operating expenses for the Atalanta/Sosnoff Value Fund. There were no waivers for the Atalanta/Sosnoff Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. Ultimus prepares the tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such nets assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee per Fund.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,000 per month from each Fund plus an asset-based fee computed as a percentage of each Fund's average net assets. In addition, each Fund reimburses Ultimus for out-of-pocket expenses related to the pricing of each Fund's portfolio securities.

================================================================================
TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $18 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund (except that if a Fund has less than 25 shareholders, the monthly fee is reduced to $1,000 and if a Fund has less than 100 shareholders but not less than 25, the monthly fee is reduced to $1,250). In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

SERVICE PLAN
The Trust has adopted a Service Plan (the Plan) under which each Fund compensates Atalanta Sosnoff Management, LLC (the Distributor) for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at a maximum annual rate of 0.25% of the average daily net assets of each Fund. During the six months ended November 30, 2003, the Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Value Fund incurred expenses of $17,589 and $548 respectively, under the Plan.

4.  CALL OPTIONS WRITTEN
A summary of written call option contracts during the six months ended November 30, 2003 for the Atalanta/Sosnoff Fund is as follows:

--------------------------------------------------------------------------------
                                                        ATALANTA/SOSNOFF
                                                               FUND
--------------------------------------------------------------------------------
                                                     OPTION           OPTION
                                                    CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period.......       --        $      --
Options written..................................       87            34,581
Options canceled in a closing purchase
 transaction.....................................     ( 87)         ( 34,581)
                                                   ----------     ----------
Options outstanding at end of period.............       --        $      --
                                                   ==========     ==========

--------------------------------------------------------------------------------

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









                       THIS PAGE INTENTIONALLY LEFT BLANK

                       ATALANTA/SOSNOFF INVESTMENT TRUST
                   101 Park Avenue o New York, New York 10178
                       toll free 1-877-SOSNOFF (767-6633)
                       website o www.atalantasosnoff.com
                      e-mail o asfund@atalantasosnoff.com

                               BOARD OF TRUSTEES
                                Toni E. Sosnoff
                               Howard A. Drucker
                                Irving L. Straus
                                 Aida L. Wilder

                               INVESTMENT ADVISER
                         Atalanta Sosnoff Capital, LLC
                   101 Park Avenue o New York, New York 10178
                                  212-867-5000

                                  DISTRIBUTOR
                        Atalanta Sosnoff Management, LLC
                   101 Park Avenue o New York, New York 10178

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                  P.O. Box 46707 o Cincinnati, Ohio 45246-0707

                              SHAREHOLDER SERVICES
                      Nationwide: (Toll-Free) 1-877-SOSNOFF
                                              1-877-767-6633





A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-SOSNOFF (1-877-767-6633), or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.   AUDIT COMMITTEE OF LISTED COMPANIES.


Not required


ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9.   CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Atalanta/Sosnoff Investment Trust
              ------------------------------------------------------------------





By (Signature and Title)*         /s/ Kevin S. Kelly
                              -------------------------------------
                                 Kevin S. Kelly, President


Date          February 2, 2004
         -------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*         /s/ Kevin S. Kelly
                              -------------------------------------
                                 Kevin S.Kelly, President


Date          February 2, 2004
         -------------------------------






By (Signature and Title)*         /s/ Mark J. Seger
                              -------------------------------------
                                 Mark J. Seger, Treasurer


Date          February 2, 2004
         -------------------------------




* Print the name and title of each signing officer under his or her signature.